SECURED BORROWING (Tables)	12 Months Ended
Dec. 31, 2016
SECURED BORROWING [Abstract]
Schedule of maturity profile of secured borrowings
	RMB	US$
Within one year	79,613	11,467
Between one and two years	85,105	12,258
Between two and three years	81,603	11,753
Between three and four years	81,896	11,795
	328,217	47,273